Inventory - Summary of Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Total Raw Material	$ 34,670	$ 21,894	$ 18,967
Work in process	56,822	54,780	34,212
Total inventories	112,628	98,312	65,981
Previously Reported [Member]
Inventory [Line Items]
Work in process		54,781
Cannabis Plants
Inventory [Line Items]
Total Raw Material	17,577	10,661	10,835
Harvested Cannabis and Packaging
Inventory [Line Items]
Total Raw Material	17,093	11,233	8,132
Unmedicated
Inventory [Line Items]
Finished Goods	4,039	3,908	5,263
Medicated
Inventory [Line Items]
Finished Goods	$ 17,097	$ 17,730	$ 7,538